Northwestern Mutual Series Fund, Inc.
Supplement Dated October 25, 2024 to the

Statement of Additional Information Dated May 1, 2024
This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024, as supplemented July 5, 2024. You should read this Supplement together with the SAI.
Updated Information Concerning the Board of Directors and Management of the Fund
On June 6, 2024, the Nominating Committee of the Board of Directors (“Board”) of the Fund nominated, and the Board elected, Elizabeth A. Levy-Navarro to serve as an independent director of the Board, effective July 1, 2024. The Board subsequently appointed Ms. Levy-Navarro as a member of the Board’s Nominating, Audit, Investment Oversight and Regulatory Compliance Committees. Accordingly, the following revisions are made:
Under the heading “MANAGEMENT OF THE FUND –General”, the fourth sentence is deleted and replaced with the following: “The Board is currently composed of seven directors.”
Under the heading “MANAGEMENT OF THE FUND – Board Leadership Structure”, the first sentence of the fourth paragraph is deleted and replaced with the following: “Six of the seven directors are not “interested persons” as defined in the 1940 Act (“Independent Directors”).”
Under the heading “MANAGEMENT OF THE FUND – Board Committees”, the first paragraph is revised to reflect that Ms. Levy-Navarro serves as a member of the Fund’s Nominating, Audit, Investment Oversight, and Regulatory and Compliance Committees.
Under the heading “MANAGEMENT OF THE FUND – Board Role in Risk Oversight”, the disclosure is revised to reflect that Ms. Levy-Navarro serves as a member of the Fund’s Audit, Investment Oversight, and Regulatory and Compliance Committees.
Under the heading “MANAGEMENT OF THE FUND – Board Member Qualifications”, the following paragraph relating to Ms. Levy-Navarro is hereby inserted:
“Ms. Levy-Navarro brings significant financial services and business experience gained through her prior position as Co-founder and Chief Executive Officer of Orrington Strategies, a management consulting firm assisting investment management, insurance, and consumer product executives in growing their businesses and brands. She currently serves as a corporate advisor with Summit Strategy Advisors, advising financial services companies on business growth strategies and product innovation. Ms. Levy-Navarro also brings valuable experience in the financial services industry through her role as a member of the board of directors for another mutual fund company and her service as chair of the valuation committee. She brings a seasoned perspective on corporate governance through her experience as a member of the board of directors for multiple companies.”

Under the heading “MANAGEMENT OF THE FUND” – Directors’ and Officers’ Holdings”, the following table is restated as of July 1, 2024 as follows:
	Dollar Range of Equity Securities in the Portfolios		Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Director in Family of Investment Companies
	Name of Portfolio	Dollar Range
Independent Director
Christy L. Brown	N/A	A	A
William J. Gerber	N/A	A	A
Gail L. Hanson	N/A	A	A
David Ribbens	N/A	A	A
Donald M. Ullmann	N/A	A	A
Elizabeth A. Levy-Navarro	N/A	A	A
Interested Director
Rosanne L. Kropp	N/A	A	A
In addition, the last sentence of that section is deleted and replaced with the following: “As of July 1, 2024, the directors and executive officers of the Fund, as a group, beneficially owned less than 1% of the shares of each Portfolio.”
In “APPENDIX B – Directors and Officers”, the following table is restated to add information for Ms. Levy-Navarro and make certain other updates concerning Fund officers:
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Director
Rosanne L. Kropp* c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1963 *Effective as of February 1, 2024	Chair of the Board	2024	Since January 2022, Vice President and Head of Public Investments, The Northwestern Mutual Life Insurance Company (“NM”). From November 2019 to December 2021, Vice President and Head of Investment Strategy Department at NM. From April 2016 to October 2019, Managing Director, Head of Investment Strategy at Allianz Investment Management.	27	Director of Wilshire Mutual Funds Inc. (8 portfolios) (2019 to present).
Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Christy L. Brown c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1965	Director	2012	Since July 2023, President of Alverno College (Milwaukee, Wisconsin). From 2012 to 2023, Chief Executive Officer, Girl Scouts of Wisconsin Southeast. From 2007 to 2012, Vice Chancellor, Finance and Administrative Affairs, University of Wisconsin, Milwaukee.	27	None
William J. Gerber c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1958	Director	2017	Retired. From 2006 to 2015, Chief Financial Officer, and from 2007 to 2015, Executive Vice President, of TD Ameritrade Holdings Corporation.	27	None
Gail L. Hanson c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1955	Director	2012	Retired. From February 2011 to April 2018, Chief Financial Officer, Aurora Health Care. Prior thereto, Deputy Executive Director, State of Wisconsin Investment Board.	27	Director of Artisan Partner Funds (21 portfolios)
Elizabeth A. Levy- Navarro* c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1963 *Effective as of July 1, 2024	Director	2024	Since 2018, Corporate Advisor of Summit Strategy Advisors. From 2002 to 2017, Co-founder, CEO and Value Creation Expert of Orrington Strategies, a management consulting firm.	27	Director of Wilshire Mutual Funds Inc. (8 portfolios).

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
David Ribbens c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1961	Director	2017	Since March of 2018, Member and Partner of DOMO Capital Management, LLC, a Wisconsin registered investment adviser. Founder and President of Distribution Team Alpha LLC, founded in 2016. From 2015 to 2016, President, Managing Partner, and Director of Heartland Advisors, Inc. From 2008 to 2015, Executive Vice President and Head of Distribution, Managing Partner, and Director of Heartland Advisors, Inc.	27	None
Donald M. Ullmann c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1957	Director	2017	Since 2015, Principal of DMU Financial Consulting, LLC. From 2013 to 2015, Managing Director, Head of Product Development, Fixed Income at Guggenheim Securities. From 2012 to 2013, Executive Managing Director, Co- head, MBS and Rates Division at Gleacher & Co. From 2009 to 2011, Executive Vice President, Head of Fixed Income Trading and Co-Head of Fixed Income Sales at Keefe, Bruyette and Woods, Inc.	27	None
Officers
Paul A. Mikelson 720 East Wisconsin Ave. Milwaukee, WI 53202 1970	President	2022
Since January 2022, Vice
President – Product and
Administration of Mason Street
Advisors. From 2013 -
December 31, 2021, Vice
President, Multi-Manager
Investment Solutions at
Columbia Threadneedle
Investments, an Ameriprise
Financial affiliate.
				N/A	N/A

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Phil J. Rinzel* 720 East Wisconsin Ave. Milwaukee, WI 53202 1979 *Effective as of September 1, 2024	Vice President, Chief Financial Officer and Treasurer	2024	Since 2024, Vice President – Investment Accounting of Northwestern Mutual. From 2016 – August 31, 2024, Senior Director – Investment Accounting.	N/A	N/A
Brent G. Schutte 720 East Wisconsin Ave. Milwaukee, WI 53202 1973	Vice President – Investments	2022
Since 2015, Chief Investment
Officer of Northwestern Mutual
Wealth Management Company.
Since December 2021, Chief
Information Officer of
MasonStreet Advisors. Since
March 2022, Director of Mason
Street Advisors.
				N/A	N/A
Garrett D. Aird 720 East Wisconsin Ave. Milwaukee, WI 53202 1978	Vice President – Investments	2022
Since November 2021, Vice
President –Investment
Management & Research of
Northwestern Mutual Wealth
Management Company
(NMWMC). Since December
2021, Vice President –
Investments of Mason Street
Advisors. From 2017 to
November 2021, Senior Director
– Research at NMWMC. Prior
thereto, Assistant Director –
Investments at NMWMC.
				N/A	N/A
James E. Fleming 720 East Wisconsin Ave. Milwaukee, WI 53202 1975	Vice President – Investments	2020	Since 2015, Vice President of Mason Street Advisors.	N/A	N/A
Rodney A. Schmucker 720 East Wisconsin Ave. Milwaukee, WI 53202 1966	Vice President – Investments	2020	Since 2015, Vice President of Mason Street Advisors.	N/A	N/A

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Michael J. Conmey 720 East Wisconsin Ave. Milwaukee, WI 53202 1980	Chief Compliance Officer	2020
Vice President – Managed
Investments Compliance of
Northwestern Mutual and Chief
Compliance Officer of Mason
Street Advisors and
Northwestern Mutual
Investment
ManagementCompany since
June 2020. Assistant General
Counsel and Assistant Secretary
of Northwestern Mutual from
2011 to 2020.
				N/A	N/A
David B. Kennedy 720 East Wisconsin Ave. Milwaukee, WI 53202 1959	Secretary	2023	Assistant General Counsel and Assistant Secretary of Northwestern Mutual since 2016. Secretary of Mason Street Advisors since 2020.	N/A	N/A
Linda L. Wisniewski* 720 E. Wisconsin Ave. Milwaukee, WI 53202 1974 *Effective as of September 1, 2024	Controller and Chief Accounting Officer	2024	Since 2024, Senior Director – Investment Accounting of Northwestern Mutual. Since 2021, Head of Fund Administration. From 2011 to 2021, Assistant Director – Mutual Fund Administration.	N/A	N/A
Sub-Adviser Change for Mid Cap Growth Stock Portfolio
On August 29, 2024, the Fund’s Board of Directors approved the replacement of Wellington Management Company LLP (“Wellington”) as the sub-adviser for the Fund’s Mid Cap Growth Stock Portfolio (the “Portfolio”), with J.P. Morgan Investment Management, Inc. (“JPMIM”), who will serve as sub-adviser to the Fund’s Portfolio. JPMIM will begin to provide sub-advisory services on or about October 28, 2024. In approving the Investment Sub-Advisory Agreement related to the foregoing engagement with JPMIM, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.
As a result of the foregoing change, effective October 28, 2024, all references to Wellington as the sub-adviser for the Fund’s Portfolio are deleted and certain sections of the SAI shall be amended as noted below.
Effective October 28, 2024, the sub-section of the SAI titled “The Sub-Advisers” under the “INVESTMENT ADVISORY AND OTHER SERVICES,” which begins on page B-60, is revised so that (1) references to Wellington as sub-adviser of the Mid Cap Growth Stock Portfolio are deleted; and (2) the paragraph concerning JPMIM is revised as follows:

“J.P. Morgan Investment Management Inc (“JPMIM”), 383 Madison Avenue, New York, NY 10179, provides investment services to the Large Cap Blend and Mid Cap Growth Stock Portfolios pursuant to investment sub-advisory agreements. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. For the services provided for the Large Cap Blend Portfolio, Mason Street Advisors pays JPMIM a fee at the annual rate of 0.30% on the first $100 million of the Portfolio’s assets, 0.20% on the next $500 million, and 0.18% on assets in excess of $600 million. For the services provided for the Mid Cap Growth Stock Portfolio, Mason Street Advisors pays JPMIM at the annual rate of 0.31% on the Portfolio’s net assets. As of June 30, 2024, assets under management were $3.2 trillion.”
Appendix D Updates Related to Sub-Adviser Change
The “Other Accounts Managed by Portfolio Managers” table beginning on page B-91 is hereby amended to: (1) delete references to Philip W. Ruedi and Mark Whitaker; and (2) add new portfolio managers affiliated with JPMIM with respect to the Portfolio. The information below is as of August 31, 2024:
Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Felise L. Agranoff	Mid Cap Growth Stock Portfolio	18 registered investment companies with $44.7 billion in total assets under management.	7 other pooled investment vehicles with $14.2 billion in total assets under management.	42 other accounts with $4.8 billion in total assets under management. 1 other account with $100 million in total assets which charges an advisory fee based on the performance of the account.

Daniel Bloomgarden	Mid Cap Growth Stock Portfolio	7 registered investment companies with $20.4 billion in total assets under management.	1 other pooled investment vehicles with $100 million in total assets under management.	4 other accounts with $700 million in total assets undermanagement.
Portfolio Manager Securities Ownership
As of August 31, 2024, Felise L. Agranoff and Daniel Boomgarden do not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Mid Cap Growth Stock Portfolio.

Appendix G Updated Related to Portfolio Holdings Disclosure Recipients
The “Sub-Adviser Service Provider”table beginning on page B-282 of the SAI is hereby amended to: (1) delete references to Wellington as sub-adviser of the Mid Cap Growth Stock Portfolio; and (2) update the disclosures with respect to the Portfolio to read as follows:
Large Cap Blend Portfolio Mid Cap Growth Stock (sub-advised by J.P. Morgan Investment Management, Inc.)
•Institutional Shareholder Services, Inc., as proxy
service provider
•Bloomberg, in connection with market data, financial
information ownership data and corporate ESG
Disclosure
•Factset, in connection with market data, financial
information ownership data and corporate ESG
disclosure
•CTM, in connection with electronic trade confirmation
•GES International (Sustainalytics), in connection with
proxy voting research, recommendations and voting
management
•Glass Lewis & C, in connection with proxy voting
research, recommendations and voting management
•IDC ICE, in connection with corporate action
processing
•FIX XSP, in connection with corporate action
processing
•Financial Recovery Technology, in connection with the
collection and filing of class action litigation claims

Appendix D – Portfolio Managers Update – Index 400 Stock Portfolio and Index 600 Stock Portfolio
Effective September 24, 2024, Brent Reeder no longer serves as a co-portfolio manager for the Index 400 Stock and Index 600 Stock Portfolios. Lucy Johnston and Keith Carroll now each serve as co-portfolio managers for the Index 400 Stock and Index 600 Stock Portfolios. Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-91 is amended to update the fund information related to Ms. Johnston and Mr. Carroll, which is reflected below, and remove the information concerning Mr. Reeder.

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lucy Johnston	Index 400 Stock Portfolio Index 600 Stock Portfolio	2 registered investment companies with approximately $4.53 billion in total assets under management	10 other pooled investment vehicles with approximately $91.42 billion in total assets under management	17 other accounts with approximately $9.72 billion in total assets under management
Keith Carroll	Index 600 Stock Portfolio Index 400 Stock Portfolio	1 registered investment company with approximately $580.3 million in total assets under management	11 other pooled investment vehicles with approximately $20 billion in total assets under management	17 other accounts with approximately $16.3 billion in total assets under management
Portfolio Manager Securities Ownership
As of December 31, 2023, neither Ms. Johnston nor Mr. Carroll owned own any Northwestern Mutual variable annuities or variable life contracts with investments in the Index 400 Stock Portfolio or Index 600 Stock Portfolio.
Appendix D – Portfolio Managers Update – Inflation Protection Portfolio
Effective September 9, 2024, Stephen Bartolini has joined James Platz, Robert Gahagan, and Miguel Castillo as a co-portfolio manager for the Inflation Protection Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-91 is amended to add the following information for Mr. Bartolini.
Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stephen Bartolini	Inflation Protection Portfolio	5 registered investment companies with approximately $8.8 billion in total assets under management	No other pooled investment vehicles	No other accounts
Portfolio Manager Securities Ownership
As of September 30, 2024, Mr. Bartolini did not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Inflation Protection Portfolio.

Please retain this Supplement for future reference.